Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Notes Payable

The table below reflects all notes payable at September 30, 2017 and December 31, 2016, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	September 30, 2017	December 31, 2016
Authority Loan No. 1, due August 1, 2018	$198,694	$353,346
Authority Loan No. 2, due August 1, 2018	319,571	433,115
Unrelated Notes due December 31, 2018	639,622	193,846
Total notes payable	$1,157,887	$980,307
Less unamortized debt issuance costs	(85,371)	(34,029)
Less current portion	(518,265)	(360,496)
Long-term portion of notes payable	$554,251	$585,782

The table below reflects all notes payable at December 31, 2016 and 2015, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	December 31, 2016	December 31, 2015
Authority Loan No. 1, due August 1, 2018	$353,346	$493,373
Authority Loan No. 2, due August 1, 2018	433,115	559,661
Unrelated Notes due December 31, 2015	-	135,000
Unrelated Notes due December 31, 2018	193,846	-
Total notes payable	$980,307	$1,188,034
Less unamortized debt issuance costs	(34,029)	(4,255)
Less current portion	(360,496)	(401,573)
Long-term portion of notes payable	$585,782	$782,206

Schedule of Future Minimum Principal Payments of Notes Payable

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve Months
Ending September 30,	Amount
2018	$518,265
2019	639,622
Total	$1,157,887

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve-Months
Ending December 31,	Amount
2017	$360,496
2018	619,811
Total	$980,307